Commitments, contingent liabilities and contingent assets - Environmental costs (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Environmental costs and liabilities | Minimum
Commitments and contingent liabilities
Estimated financial effect of contingent liabilities	$ 115	$ 113
Environmental costs and liabilities | Maximum
Commitments and contingent liabilities
Estimated financial effect of contingent liabilities	192	190
Environmental
Commitments and contingent liabilities
Provisions	$ 107	$ 105